INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Textual)
Operating loss carryforwards	$ 3,617,000	$ 2,655,000
Operating loss carryforwards expiration, description	Future taxable income which will begin to expire in 2035 through 2039.